UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-9575

MEEHAN MUTUAL FUNDS, INC.
_________________________________________________________

(Exact name of Registrant as Specified in Charter)

7250 Woodmont Avenue
Suite 315
Bethesda, MD  20814
(Address of Principal Executive Office) (Zip Code)
Registrant's Telephone Number, including Area Code: 1-866-884-5968

THOMAS P. MEEHAN, PRESIDENT
7250 Woodmont Avenue
Suite 315
Bethesda, MD 20814
(Name and Address of Agent for Service)

Copy to:
ROBERT J. ZUTZ, ESQ.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C.  20006

Date of fiscal year end: October 31

Date of reporting period: July 31, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS

Meehan Focus Fund
Schedule of Investments (Unaudited)
July 31, 2012
Security	Share Quantity	Market Value ($)	Pct. Assets

COMMON STOCK

Consumer Discretionary
Lowe's Companies Inc.	63000	1,598,310	3.9
Tupperware Corp.	12000	629,040	1.6
Wal-Mart Stores Inc.	12000	893,160	2.2
Total Consumer Discretionary		3,120,510	7.7

Consumer Staples
Nestle SA ADR	12500	770,375	1.9
Procter & Gamble Co.	22000	1,419,880	3.5
Total Consumer Staples		2,190,255	5.4

Energy
Devon Energy Corp.	13000	768,560	1.9
ExxonMobil Corp.	25000	2,171,250	5.4
Noble Corp.	17000	629,000	1.6
WPX Energy, Inc. *	23000	366,850	0.9
Total Energy		3,935,660	9.8

Financials
Aflac Inc.	26000	1,138,280	2.8
American Express Co.	40000	2,308,400	5.7
Berkshire Hathaway Inc. - B *	19250	1,633,170	4
PNC Financial Services Group	20000	1,182,000	2.9
Total Financials		6,261,850	15.4

Health Care
Becton Dickinson Co	11000	832,810	2.1
Johnson & Johnson	30000	2,076,600	5.1
Novartis AG ADR	22000	1,289,640	3.2
Pfizer Inc.	65000	1,562,600	3.9
Wellpoint Inc.	20000	1,065,800	2.6
Total Health Care		6,827,450	16.9

Industrials
3M Co.	10000	912,300	2.2
Automatic Data Process.	33000	1,866,150	4.6
General Electric Co.	75000	1,556,250	3.8
Johnson Controls Inc.	12000	295,800	0.7
Thermo Fisher Scientific Inc.	10000	556,700	1.4
United Parcel Service - B	15000	1,134,150	2.8
Total Industrials		6,321,350	15.5

Information Technology
Apple Computer Inc.	2600	1,587,976	3.9
Cisco Systems Inc.	49000	781,550	1.9
Google Inc. Cl A *	1400	886,158	2.2
Intel Corp.	60000	1,542,000	3.8
Microsoft Corp.	55000	1,620,850	4
Total Information Technology		6,418,534	15.8

Materials
Compass Minerals International	12000	868,080	2.1
Horsehead Holding Corp. *	60000	541,800	1.3
Methanex Corp.	18983	523,361	1.3
Steel Dynamics, Inc.	20000	257,800	0.6
Total Materials		2,191,041	5.3

Utilities
Exelon Corp.	30000	1,173,600	2.9
Total Utilities		1,173,600	2.9

TOTAL COMMON STOCK (Cost $30,324,093)		38,440,250	94.7

Exchange Traded Funds
WisdomTree Emerging Markets	25000	1,293,250	3.2
Total Exchange Traded Funds (Cost $1,342,238)		1,293,250	3.2

Cash and Short-Term Investments
First Western Bank Collective Asset	836,702	836,702	2.1

Total investments (Cost $32,503,033)		40,570,202	100.0
Other Assets Less Liabilities		4,199	0.0

TOTAL NET ASSETS		40,574,401	100.0

* Non-income producing investments

At July 31, 2012, unrealized appreciation of investments for tax purposes was as follows:

Appreciation	$ 8,755,834
Depreciation	(688,665)

Net appreciation on investments	$ 8,067,169

At July 31, 2012, the cost of investments for federal income tax purposes was $32,503,033.

SECURITIES VALUATION.  The Fund's securities are valued under policies approved by, and under general oversight of, the Board of Directors.  The Fund has adopted Statement of Financial Accounting Standards No. 157 which establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund's investments, and requires additional disclosure about fair value.

These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Portfolio securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange where they trade.  When prices are not readily available, or are determined not to reflect fair value, the Fund values these securities at fair value as determined in accordance with the procedures approved by the Fund's Board of Directors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The following is a summary of the inputs used to value the Fund's net assets as of July 31, 2012.

Description	Investments in Securities

Level 1 - Quoted prices	$39,733,500
Level 2 - Other significant observable inputs	-
Level 3 - Significant unobservable inputs	-

Total	$39,733,500

ITEM 2.  CONTROLS AND PROCEDURES

(a)           Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the President and the Treasurer of Meehan Mutual Funds, Inc. have concluded that such disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b)           There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 Act) of Meehan Mutual Funds, Inc. that occurred during the most recent fiscal quarter that has materially affected or is reasonably likely to materially affect, its internal controls over financial reporting.

ITEM 3.  EXHIBITS

(a)           Certifications of the President and the Treasurer of Meehan Mutual Funds, Inc. as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MEEHAN MUTUAL FUNDS, INC. Date: September 19, 2012 /s/ Thomas P. Meehan Thomas P. Meehan, President

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

MEEHAN MUTUAL FUNDS, INC. Date: September 19, 2012 /s/ Thomas P. Meehan Thomas P. Meehan, President

Date: September 19, 2012 /s/ Paul P. Meehan Paul P. Meehan, Chief Compliance Officer and Treasurer